Unaudited Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue:
Revenues	$ 53,726	$ 43,783
Revenues - related party (Note 4)	28,008	33,904
Total revenues	81,734	77,687
Expenses:
Voyage Expenses	2,882	3,259
Voyage expenses related party (Note 4)	160	284
Vessel operating expenses - related party (Note 4)	8,496	13,422
Vessel operating expenses	17,522	9,830
General and administrative expenses	5,984	4,547
Gain on sale of vessels to third parties	0	(1,296)
Depreciation and amortization	24,680	24,221
Operating income	22,010	23,420
Non operating income (expense) net:
Gain from bargain purchase (Note 3)	17,475	0
Other income / (expense), net:
Interest expense and finance cost	(7,357)	(18,929)
Gain on sale of claim (Note 12)	32,000	0
Gain on interest rate swap agreement (Note 8)	4	1,447
Interest and other income	200	657
Total other income/ (expense), net	24,847	(16,825)
Net income	64,332	6,595
Preferred unit holders' interest in Partnership's net income	10,540	4,159
General Partner's interest in Partnership's net income	1,076	49
Common unit holders' interest in Partnership's net income	52,716	2,387
Net income per (Note 11)
Common unit basic	$ 0.76	$ 0.03
Weighted-average units outstanding:
Common units basic	68,385,001	68,186,476
Net income per (Note 11)
Common unit diluted	$ 0.7	$ 0.03
Weighted-average units outstanding:
Common units diluted	89,980,394	68,186,476
Comprehensive income:
Partnership's net income	64,332	6,595
Other Comprehensive income:
Unrealized gain on derivative instruments (Note 8)	462	9,840
Comprehensive income	$ 64,794	$ 16,435